GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2022
Selling, general and administrative expense [abstract]
Disclosure of general and administrative expenses [Table Text Block]
	2022	2021
General and administrative	$3,396	$2,039
Marketing	528	507
Professional fees	907	1,099
Remuneration	2,993	2,366
General and administrative expenses	$7,824	$6,011